Non-controlling Interests - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
The subsidiaries with the exception of isoEnergy [member]
Disclosure of noncontrolling interests [line items]
Proportion of ownership interest in subsidiary	100.00%
IsoEnergy Ltd. [member]
Disclosure of noncontrolling interests [line items]
Proportion of ownership interest in subsidiary	51.00%	52.00%